Clarity Fund
CLARITY FUND PROSPECTUS July 29, 2011
INVESTMENT OBJECTIVE
The investment objective of the Fund is capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Clarity Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Clarity Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Clarity Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses	[1]	21.76%
Acquired Funds Fees and Expenses	[2]	0.26%
Total Annual Fund Operating Expenses		23.02%
[1]	The Fund Adviser voluntarily waived fees of 21.26% since inception and the net expenses after the waiver are 1.50%.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in a Fund for the time periods indicated and then redeem all shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as set forth in the table below:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Clarity Fund	2,095	5,219	7,320	10,030

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the period from inception to March 31, 2011, the Fund’s portfolio turnover ratio was 110.32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in common stocks and a variety of securities convertible into common stocks such as rights, warrants, convertible preferred stock and convertible bonds. The Fund may also invest in other mutual funds, including stock index and exchange traded funds, put and call options, commodities contracts and futures transactions such as stock index futures, may use leverage by borrowing money or purchasing securities on margin and engaging in short selling of securities (including short sales of exchange-traded funds).

The Fund’s investment strategy (which is called “value investing”) is to invest primarily in the securities of businesses that are trading at significant discounts to the Investment Adviser’s assessment of the intrinsic (business or private market) value of the business.

As a non-diversified fund, the Fund will generally hold fewer securities, that is, a more concentrated portfolio. While the Fund may be considered a “multi-cap” fund, in that it can invest in issuers of any market capitalization, the Fund will generally hold companies with smaller capitalizations.

The Investment Adviser does not try to “time” the market. If there is cash available for investment and there are not securities which meet the Fund’s investment criteria or if the Investment Adviser determines that market conditions warrant, the Fund may invest without limitation in cash and cash equivalents such as money market fund shares and repurchase agreements on U.S. Government securities or other high quality fixed income securities for temporary defensive purposes. In the event that the Fund takes such a temporary defensive position, it may not achieve its investment objective during this temporary period.

PRINCIPAL RISKS

You should be aware that an investment in the Fund involves certain risks, including among others, the following:

• Price of Fund Shares Will Fluctuate.  As with any other mutual fund, the share price of the Fund will fluctuate daily depending on the value of the securities it owns and general market conditions and other factors. You may lose money if you invest in the Fund.

• Investment in Undervalued Securities.  Undervalued securities are usually out of favor with investors and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Fund only if they intend to be patient long-term investors.

• Smaller Company Risk. Small capitalization companies do not have the size, resources or other assets of large capitalization companies. The share prices of small capitalization issuers can fluctuate more than those of larger companies and they may not necessarily correspond to changes in the stock market in general.

• Non-diversified Risk.  Because the Fund is non-diversified, it will likely have larger positions in fewer companies or industries than a diversified fund. A concentrated portfolio is more likely to experience significant fluctuations in value, exposing the Fund and its shareholders to a greater risk of loss in any given period than a diversified fund.

• Failure to Meet Investment Objective. There can be no assurance that the Fund will meet its investment objective.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	Clarity Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001478249
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Clarity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CLARITY FUND PROSPECTUS July 29, 2011
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Clarity Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the period from inception to March 31, 2011, the Fund’s portfolio turnover ratio was 110.32% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in a Fund for the time periods indicated and then redeem all shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as set forth in the table below:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing primarily in common stocks and a variety of securities convertible into common stocks such as rights, warrants, convertible preferred stock and convertible bonds. The Fund may also invest in other mutual funds, including stock index and exchange traded funds, put and call options, commodities contracts and futures transactions such as stock index futures, may use leverage by borrowing money or purchasing securities on margin and engaging in short selling of securities (including short sales of exchange-traded funds).

The Fund’s investment strategy (which is called “value investing”) is to invest primarily in the securities of businesses that are trading at significant discounts to the Investment Adviser’s assessment of the intrinsic (business or private market) value of the business.

As a non-diversified fund, the Fund will generally hold fewer securities, that is, a more concentrated portfolio. While the Fund may be considered a “multi-cap” fund, in that it can invest in issuers of any market capitalization, the Fund will generally hold companies with smaller capitalizations.

The Investment Adviser does not try to “time” the market. If there is cash available for investment and there are not securities which meet the Fund’s investment criteria or if the Investment Adviser determines that market conditions warrant, the Fund may invest without limitation in cash and cash equivalents such as money market fund shares and repurchase agreements on U.S. Government securities or other high quality fixed income securities for temporary defensive purposes. In the event that the Fund takes such a temporary defensive position, it may not achieve its investment objective during this temporary period.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You should be aware that an investment in the Fund involves certain risks, including among others, the following:

• Price of Fund Shares Will Fluctuate.  As with any other mutual fund, the share price of the Fund will fluctuate daily depending on the value of the securities it owns and general market conditions and other factors. You may lose money if you invest in the Fund.

• Investment in Undervalued Securities.  Undervalued securities are usually out of favor with investors and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Fund only if they intend to be patient long-term investors.

• Smaller Company Risk. Small capitalization companies do not have the size, resources or other assets of large capitalization companies. The share prices of small capitalization issuers can fluctuate more than those of larger companies and they may not necessarily correspond to changes in the stock market in general.

• Non-diversified Risk.  Because the Fund is non-diversified, it will likely have larger positions in fewer companies or industries than a diversified fund. A concentrated portfolio is more likely to experience significant fluctuations in value, exposing the Fund and its shareholders to a greater risk of loss in any given period than a diversified fund.

• Failure to Meet Investment Objective. There can be no assurance that the Fund will meet its investment objective.

Clarity Fund | Clarity Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	21.76%	[2]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	23.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	2,095
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,219
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,320
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,030
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund Adviser voluntarily waived fees of 21.26% since inception and the net expenses after the waiver are 1.50%.